Nationwide®

VLI Separate Account-5

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

WR– 0113 –12/06

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 1,926,266 shares (cost $15,162,561)	$17,309,424
W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 682,686 shares (cost $4,808,975)	5,943,125
W&R Target Funds, Inc. – Bond Portfolio (WRBnd) 966,828 shares (cost $5,406,507)	5,098,858
W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 1,272,870 shares (cost $11,935,726)	15,973,373
W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 287,630 shares (cost $1,745,126)	2,003,455
W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 41,372 shares (cost $187,847)	191,762
W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 329,625 shares (cost $2,322,681)	2,495,820
W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 2,021,403 shares (cost $15,753,090)	19,772,956
W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 1,656,497 shares (cost $5,547,643)	5,530,382
W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGro) 522,798 shares (cost $3,175,405)	4,776,174
W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 113,964 shares (cost $2,341,042)	2,596,190
W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 290,692 shares (cost $1,633,953)	1,593,895
W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 49,804 shares (cost $858,933)	1,000,119
W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 156,844 shares (cost $981,875)	1,028,941
W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 1,785,311 shares (cost $1,785,311)	1,785,311
W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 119,333 shares (cost $608,576)	594,348
W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 197,389 shares (cost $1,462,664)	1,732,601
W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 671,687 shares (cost $8,484,099)	11,900,752
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 1,108,364 shares (cost $9,155,978)	11,056,157

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 111,012 shares (cost $1,771,634)	$1,741,698
W&R Target Funds, Inc. – Value Portfolio (WRValue) 1,335,080 shares (cost $7,349,024)	9,002,313

Total Investments	123,127,654
Accounts Receivable	454

Total Assets	123,128,108
Accounts Payable	–

Contract Owners Equity (note 7)	$123,128,108

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	WRAsStrat	WRBal	WRBnd	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
Reinvested dividends	$1,237,886	57,539	80,994	222,733	134,139	23,963	999	7,457

Net investment income (loss)	1,237,886	57,539	80,994	222,733	134,139	23,963	999	7,457

Proceeds from mutual fund shares sold	11,075,420	452,260	651,758	283,124	944,199	43,175	15,505	102,799
Cost of mutual fund shares sold	(9,695,480)	(285,288)	(531,734)	(296,889)	(796,514)	(32,215)	(17,237)	(75,088)

Realized gain (loss) on investments	1,379,940	166,972	120,024	(13,765)	147,685	10,960	(1,732)	27,711
Change in unrealized gain (loss) on investments	4,423,037	(290,704)	380,258	(10,857)	1,584,604	162,531	3,915	137,572

Net gain (loss) on investments	5,802,977	(123,732)	500,282	(24,622)	1,732,289	173,491	2,183	165,283

Reinvested capital gains	5,266,513	2,641,323	19,863	1,524	433,444	9,741	–	87,441

Net increase (decrease) in contract owners’ equity resulting from operations	$12,307,376	2,575,130	601,139	199,635	2,299,872	207,195	3,182	260,181

Investment activity:	WRGrowth	WRHiInc	WRIntlGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
Reinvested dividends	$–	380,620	27,254	42,828	57,131	–	3,472	63,924

Net investment income (loss)	–	380,620	27,254	42,828	57,131	–	3,472	63,924

Proceeds from mutual fund shares sold	1,386,407	347,783	369,185	102,691	162,777	108,633	91,924	3,809,924
Cost of mutual fund shares sold	(1,209,941)	(329,775)	(247,335)	(80,701)	(166,690)	(75,110)	(80,641)	(3,809,924)

Realized gain (loss) on investments	176,466	18,008	121,850	21,990	(3,913)	33,523	11,283	–
Change in unrealized gain (loss) on investments	757,333	93,339	665,391	251,692	6,172	55,674	36,209	–

Net gain (loss) on investments	933,799	111,347	787,241	273,682	2,259	89,197	47,492	–

Reinvested capital gains	–	–	–	173,403	–	–	283	–

Net increase (decrease) in contract owners’ equity resulting from operations	$933,799	491,967	814,495	489,913	59,390	89,197	51,247	63,924

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr	WRSmCpVal	WRValue
Reinvested dividends	$26,939	11,617	–	–	2,369	93,908

Net investment income (loss)	26,939	11,617	–	–	2,369	93,908

Proceeds from mutual fund shares sold	29,714	78,173	538,154	895,422	78,024	583,789
Cost of mutual fund shares sold	(30,024)	(61,856)	(381,964)	(644,008)	(76,733)	(465,813)

Realized gain (loss) on investments	(310)	16,317	156,190	251,414	1,291	117,976
Change in unrealized gain (loss) on investments	(2,470)	239,665	358,149	(779,737)	80,991	693,310

Net gain (loss) on investments	(2,780)	255,982	514,339	(528,323)	82,282	811,286

Reinvested capital gains	–	41,552	324,277	1,045,161	135,645	352,856

Net increase (decrease) in contract owners’ equity resulting from operations	$24,159	309,151	838,616	516,838	220,296	1,258,050

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		WRAsStrat		WRBal		WRBnd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,237,886	1,068,842	57,539	95,728	80,994	68,290	222,733	200,490
Realized gain (loss) on investments	1,379,940	927,924	166,972	117,595	120,024	62,081	(13,765)	508
Change in unrealized gain (loss) on investments	4,423,037	5,657,068	(290,704)	1,233,872	380,258	128,699	(10,857)	(153,946)
Reinvested capital gains	5,266,513	1,899,648	2,641,323	782,048	19,863	–	1,524	21,290

Net increase (decrease) in contract owners’ equity resulting from operations	12,307,376	9,553,482	2,575,130	2,229,243	601,139	259,070	199,635	68,342

Equity transactions:
Purchase payments received from contract owners (note 6)	26,084,588	24,186,340	2,683,807	1,965,398	963,507	1,105,438	861,595	922,964
Transfers between funds	–	–	1,833,928	986,448	(391,278)	(216,316)	94,048	205,996
Surrenders (note 6)	(3,118,602)	(2,714,362)	(369,889)	(408,472)	(105,708)	(138,158)	(126,358)	(82,602)
Death benefits (note 4)	(13,155)	(162,530)	(2,013)	(20,564)	(1,011)	(13,690)	(795)	(28,702)
Net policy repayments (loans) (note 5)	(1,338,052)	(893,886)	(148,510)	(98,422)	(78,528)	(39,722)	(29,013)	(41,158)
Deductions for surrender charges (note 2d)	(715,519)	(751,206)	(61,193)	(95,114)	(37,721)	(36,508)	(23,804)	(38,414)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,560,864)	(7,979,626)	(1,153,228)	(881,542)	(478,370)	(520,600)	(383,532)	(410,972)
Asset charges (note 3)	(522,074)	(416,546)	(68,236)	(45,238)	(26,899)	(24,864)	(21,638)	(19,938)
Adjustments to maintain reserves	(73)	4,313	9	(105)	(12)	267	8	(48)

Net equity transactions	11,816,249	11,272,497	2,714,675	1,402,389	(156,020)	115,847	370,511	507,126

Net change in contract owners’ equity	24,123,625	20,825,979	5,289,805	3,631,632	445,119	374,917	570,146	575,468
Contract owners’ equity beginning of period	99,004,483	78,178,504	12,019,671	8,388,039	5,498,023	5,123,106	4,528,736	3,953,268

Contract owners’ equity end of period	$123,128,108	99,004,483	17,309,476	12,019,671	5,943,142	5,498,023	5,098,882	4,528,736

CHANGES IN UNITS:
Beginning units	8,473,066	7,485,474	792,586	687,372	457,136	447,320	343,498	304,690

Units purchased	2,706,571	2,840,604	263,336	219,972	79,385	105,561	76,011	87,302
Units redeemed	(1,875,529)	(1,853,012)	(105,926)	(114,758)	(92,187)	(95,745)	(48,509)	(48,494)

Ending units	9,304,108	8,473,066	949,996	792,586	444,334	457,136	371,000	343,498

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRCoreEq		WRDivInc		WREnergy		WRGlNatRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$134,139	44,034	23,963	9,676	999	–	7,457	–
Realized gain (loss) on investments	147,685	85,988	10,960	6,051	(1,732)	–	27,711	3,282
Change in unrealized gain (loss) on investments	1,584,604	967,437	162,531	74,012	3,915	–	137,572	35,568
Reinvested capital gains	433,444	–	9,741	–	–	–	87,441	2,698

Net increase (decrease) in contract owners’ equity resulting from operations	2,299,872	1,097,459	207,195	89,739	3,182	–	260,181	41,548

Equity transactions:
Purchase payments received from contract owners (note 6)	2,325,612	2,411,302	371,215	188,882	37,412	–	556,623	89,940
Transfers between funds	(248,850)	(133,200)	654,216	404,382	156,901	–	1,325,612	446,310
Surrenders (note 6)	(413,994)	(411,554)	(21,866)	(4,280)	–	–	(32,135)	–
Death benefits (note 4)	(3,119)	(16,976)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(213,845)	(107,980)	(1,211)	(4,548)	(460)	–	(24,841)	(92)
Deductions for surrender charges (note 2d)	(117,607)	(108,270)	(4,239)	(1,428)	–	–	(2,575)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,040,753)	(1,072,316)	(126,437)	(61,876)	(4,932)	–	(145,661)	(11,240)
Asset charges (note 3)	(69,290)	(59,470)	(6,337)	(2,700)	(341)	–	(7,215)	(620)
Adjustments to maintain reserves	19	(245)	(7)	32	20	–	40	27

Net equity transactions	218,173	501,291	865,334	518,464	188,600	–	1,669,848	524,325

Net change in contract owners’ equity	2,518,045	1,598,750	1,072,529	608,203	191,782	–	1,930,029	565,873
Contract owners’ equity beginning of period	13,455,366	11,856,616	930,967	322,764	–	–	565,873	–

Contract owners’ equity end of period	$15,973,411	13,455,366	2,003,496	930,967	191,782	–	2,495,902	565,873

CHANGES IN UNITS:
Beginning units	1,408,452	1,352,874	74,902	29,352	–	–	45,800	–

Units purchased	247,891	299,210	76,026	52,096	21,207	–	129,991	47,059
Units redeemed	(227,087)	(243,632)	(11,864)	(6,546)	(627)	–	(14,817)	(1,259)

Ending units	1,429,256	1,408,452	139,064	74,902	20,580	–	160,974	45,800

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGrowth		WRHiInc		WRIntlGro		WRIntVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	516	380,620	342,694	27,254	74,922	42,828	25,530
Realized gain (loss) on investments	176,466	86,931	18,008	6,496	121,850	37,620	21,990	12,195
Change in unrealized gain (loss) on investments	757,333	1,757,225	93,339	(237,912)	665,391	411,362	251,692	(35,463)
Reinvested capital gains	–	–	–	–	–	–	173,403	103,508

Net increase (decrease) in contract owners’ equity resulting from operations	933,799	1,844,672	491,967	111,278	814,495	523,904	489,913	105,770

Equity transactions:
Purchase payments received from contract owners (note 6)	3,588,136	3,923,200	963,645	985,600	739,792	654,820	532,356	321,548
Transfers between funds	(706,919)	(153,340)	122,592	77,520	42,990	249,360	492,380	537,234
Surrenders (note 6)	(627,592)	(512,196)	(158,471)	(122,332)	(158,042)	(165,246)	(22,732)	(21,872)
Death benefits (note 4)	(861)	(30,402)	(147)	(3,426)	–	(1,000)	–	–
Net policy repayments (loans) (note 5)	(245,838)	(135,716)	(41,982)	(24,580)	(70,044)	(28,398)	(20,161)	(2,972)
Deductions for surrender charges (note 2d)	(140,077)	(147,966)	(30,051)	(35,694)	(24,883)	(30,276)	(7,741)	(4,144)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,436,838)	(1,533,844)	(370,281)	(381,020)	(296,131)	(252,506)	(149,545)	(85,840)
Asset charges (note 3)	(93,100)	(81,158)	(23,420)	(20,124)	(19,090)	(14,086)	(8,206)	(3,996)
Adjustments to maintain reserves	(11)	735	(21)	(135)	(3)	(106)	(5)	(3)

Net equity transactions	336,900	1,329,313	461,864	475,809	214,589	412,562	816,346	739,955

Net change in contract owners’ equity	1,270,699	3,173,985	953,831	587,087	1,029,084	936,466	1,306,259	845,725
Contract owners’ equity beginning of period	18,502,258	15,328,273	4,576,578	3,989,491	3,747,135	2,810,669	1,289,947	444,222

Contract owners’ equity end of period	$19,772,957	18,502,258	5,530,409	4,576,578	4,776,219	3,747,135	2,596,206	1,289,947

CHANGES IN UNITS:
Beginning units	1,915,708	1,765,286	314,526	281,156	349,502	305,342	87,390	33,454

Units purchased	393,335	485,723	73,038	84,538	78,020	95,658	61,069	62,798
Units redeemed	(359,947)	(335,301)	(42,866)	(51,168)	(59,308)	(51,498)	(12,761)	(8,862)

Ending units	1,949,096	1,915,708	344,698	314,526	368,214	349,502	135,698	87,390

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$57,131	44,748	–	–	3,472	–	63,924	33,898
Realized gain (loss) on investments	(3,913)	(804)	33,523	24,931	11,283	364	–	–
Change in unrealized gain (loss) on investments	6,172	(24,060)	55,674	59,207	36,209	10,857	–	–
Reinvested capital gains	–	–	–	–	283	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	59,390	19,884	89,197	84,138	51,247	11,221	63,924	33,898

Equity transactions:
Purchase payments received from contract owners (note 6)	308,183	315,970	220,749	112,286	211,933	40,434	5,377,189	5,270,644
Transfers between funds	29,204	274,256	266,418	192,732	552,222	253,794	(4,896,743)	(4,451,036)
Surrenders (note 6)	(35,650)	(28,736)	(13,810)	(3,676)	(12,091)	–	(27,715)	(50,440)
Death benefits (note 4)	(141)	(960)	–	–	–	–	(251)	(6,690)
Net policy repayments (loans) (note 5)	(20,675)	(19,474)	(23,629)	(3,426)	(1,916)	–	(15,379)	(44,000)
Deductions for surrender charges (note 2d)	(7,440)	(8,312)	(2,951)	(2,414)	(2,258)	(26)	(9,272)	(17,640)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(118,346)	(117,508)	(72,505)	(40,632)	(63,488)	(9,044)	(283,518)	(253,302)
Asset charges (note 3)	(6,589)	(5,564)	(3,797)	(1,618)	(2,757)	(328)	(8,456)	(8,384)
Adjustments to maintain reserves	11	(5)	4	2	(6)	33	(114)	2,482

Net equity transactions	148,557	409,667	370,479	253,254	681,639	284,863	135,741	441,634

Net change in contract owners’ equity	207,947	429,551	459,676	337,392	732,886	296,084	199,665	475,532
Contract owners’ equity beginning of period	1,385,978	956,427	540,493	203,101	296,084	–	1,585,458	1,109,926

Contract owners’ equity end of period	$1,593,925	1,385,978	1,000,169	540,493	1,028,970	296,084	1,785,123	1,585,458

CHANGES IN UNITS:
Beginning units	111,282	78,084	38,126	17,316	25,918	–	145,160	104,152

Units purchased	30,510	47,889	32,667	24,988	64,025	26,765	479,559	519,605
Units redeemed	(18,690)	(14,691)	(7,949)	(4,178)	(6,971)	(847)	(468,043)	(478,597)

Ending units	123,102	111,282	62,844	38,126	82,972	25,918	156,676	145,160

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMortSec		WRRealEstS		WRSciTech		WRSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$26,939	15,546	11,617	9,840	–	–	–	–
Realized gain (loss) on investments	(310)	(387)	16,317	12,179	156,190	123,768	251,414	239,439
Change in unrealized gain (loss) on investments	(2,470)	(10,478)	239,665	18,525	358,149	1,322,390	(779,737)	508,096
Reinvested capital gains	–	–	41,552	17,218	324,277	–	1,045,161	420,050

Net increase (decrease) in contract owners’ equity resulting from operations	24,159	4,681	309,151	57,762	838,616	1,446,158	516,838	1,167,585

Equity transactions:
Purchase payments received from contract owners (note 6)	118,299	39,344	382,666	146,052	2,227,273	2,038,892	1,897,781	1,913,588
Transfers between funds	102,211	348,598	468,233	452,110	247,494	191,960	(310,444)	(294,798)
Surrenders (note 6)	(11,690)	(18,664)	(15,316)	(4,822)	(378,779)	(230,232)	(396,239)	(318,332)
Death benefits (note 4)	–	–	(854)	–	(2,307)	(9,018)	(960)	(15,906)
Net policy repayments (loans) (note 5)	(275)	(5,466)	(31,266)	(11,088)	(150,795)	(102,736)	(161,231)	(131,508)
Deductions for surrender charges (note 2d)	(1,342)	(1,476)	(5,591)	(500)	(87,532)	(86,918)	(72,238)	(87,752)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,947)	(16,234)	(117,079)	(50,266)	(850,454)	(804,834)	(769,382)	(806,404)
Asset charges (note 3)	(1,834)	(818)	(5,395)	(1,972)	(54,880)	(43,486)	(52,430)	(46,456)
Adjustments to maintain reserves	(10)	21	6	19	(27)	556	(3)	724

Net equity transactions	169,412	345,305	675,404	529,533	949,993	954,184	134,854	213,156

Net change in contract owners’ equity	193,571	349,986	984,555	587,295	1,788,609	2,400,342	651,692	1,380,741
Contract owners’ equity beginning of period	400,792	50,806	748,079	160,784	10,112,173	7,711,831	10,404,492	9,023,751

Contract owners’ equity end of period	$594,363	400,792	1,732,634	748,079	11,900,782	10,112,173	11,056,184	10,404,492

CHANGES IN UNITS:
Beginning units	37,434	4,840	50,880	12,120	874,698	782,100	767,544	751,440

Units purchased	20,297	36,851	50,193	44,294	224,577	236,929	157,277	172,859
Units redeemed	(4,747)	(4,257)	(10,483)	(5,534)	(144,991)	(144,331)	(148,439)	(156,755)

Ending units	52,984	37,434	90,590	50,880	954,284	874,698	776,382	767,544

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCpVal		WRValue
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$2,369	–	93,908	102,930
Realized gain (loss) on investments	1,291	13,949	117,976	95,738
Change in unrealized gain (loss) on investments	80,991	(135,529)	693,310	(272,794)
Reinvested capital gains	135,645	175,710	352,856	377,126

Net increase (decrease) in contract owners’ equity resulting from operations	220,296	54,130	1,258,050	303,000

Equity transactions:
Purchase payments received from contract owners (note 6)	386,711	266,376	1,330,104	1,473,662
Transfers between funds	180,430	376,658	(14,645)	251,332
Surrenders (note 6)	(18,344)	(3,340)	(172,181)	(189,408)
Death benefits (note 4)	(315)	–	(381)	(15,196)
Net policy repayments (loans) (note 5)	(2,709)	(11,300)	(55,744)	(81,300)
Deductions for surrender charges (note 2d)	(11,341)	(2,344)	(65,663)	(46,010)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,027)	(88,694)	(544,410)	(580,952)
Asset charges (note 3)	(6,525)	(4,000)	(35,639)	(31,726)
Adjustments to maintain reserves	10	2	19	60

Net equity transactions	407,890	533,358	441,460	780,462

Net change in contract owners’ equity	628,186	587,488	1,699,510	1,083,462
Contract owners’ equity beginning of period	1,113,538	526,050	7,302,842	6,219,380

Contract owners’ equity end of period	$1,741,724	1,113,538	9,002,352	7,302,842

CHANGES IN UNITS:
Beginning units	85,404	42,020	547,120	486,556

Units purchased	40,460	52,343	107,697	138,164
Units redeemed	(11,538)	(8,959)	(77,779)	(77,600)

Ending units	114,326	85,404	577,038	547,120

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

Contract owners may invest in the following funds:

Portfolios of the W&R Target Funds Inc.;

W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds Inc. – Balanced Portfolio (WRBal)

W&R Target Funds Inc. – Bond Portfolio (WRBond)

W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds Inc. – Energy Portfolio (WREnergy)

W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds Inc. – Value Portfolio (WRValue)

At December 31, 2006, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $1,105,117 and $1,032,221, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50 per month). The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $8 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of specified amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $7.50 per month. If there is an increase in the specified amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4)	Death Benefits

For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $455,913 and $300,307, respectively, and total transfers from the Account to the fixed account were $1,687,417 and $1,301,080, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Asset Strategy Portfolio
2006	0.00%	949,996	$18.220578	$17,309,476	0.38%	20.15%
2005	0.00%	792,586	15.165132	12,019,671	0.98%	24.27%
2004	0.00%	687,372	12.203056	8,388,039	1.56%	13.30%
2003	0.00%	533,948	10.770735	5,751,012	1.39%	11.47%
2002	0.00%	336,733	9.662043	3,253,529	2.32%	3.28%

W&R Target Funds, Inc. – Balanced Portfolio
2006	0.00%	444,334	13.375394	5,943,142	1.43%	11.21%
2005	0.00%	457,136	12.027106	5,498,023	1.30%	5.01%
2004	0.00%	447,320	11.452888	5,123,106	1.65%	8.93%
2003	0.00%	362,437	10.513531	3,810,493	0.86%	19.09%
2002	0.00%	254,190	8.828185	2,244,036	2.57%	-8.41%

W&R Target Funds, Inc. – Bond Portfolio
2006	0.00%	371,000	13.743617	5,098,882	4.70%	4.24%
2005	0.00%	343,498	13.184169	4,528,736	4.69%	1.61%
2004	0.00%	304,690	12.974723	3,953,268	4.45%	3.88%
2003	0.00%	291,704	12.490076	3,643,405	5.06%	4.18%
2002	0.00%	231,061	11.988413	2,770,055	6.55%	8.98%

W&R Target Funds, Inc. – Core Equity Portfolio
2006	0.00%	1,429,256	11.176032	15,973,411	0.91%	16.99%
2005	0.00%	1,408,452	9.553301	13,455,366	0.35%	9.01%
2004	0.00%	1,352,874	8.764021	11,856,616	0.68%	9.57%
2003	0.00%	1,223,264	7.998637	9,784,445	0.90%	17.27%
2002	0.00%	915,372	6.820904	6,243,665	0.79%	-21.63%

W&R Target Funds, Inc. – Dividend Income Portfolio
2006	0.00%	139,064	14.407005	2,003,496	1.68%	15.91%
2005	0.00%	74,902	12.429138	930,967	1.57%	13.03%
2004	0.00%	29,352	10.996320	322,764	1.86%	9.96%
2003	0.00%	4	10.000000	40	0.00%	0.00%	11/21/03

W&R Target Funds, Inc. – Energy Portfolio
2006	0.00%	20,580	9.318860	191,782	0.81%	-6.81%	05/01/06

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2006	0.00%	160,974	15.505001	2,495,902	0.48%	25.49%
2005	0.00%	45,800	12.355299	565,873	0.00%	23.55%	06/01/05

W&R Target Funds, Inc. – Growth Portfolio
2006	0.00%	1,949,096	10.144681	19,772,957	0.00%	5.04%
2005	0.00%	1,915,708	9.658183	18,502,258	0.00%	11.23%
2004	0.00%	1,765,286	8.683167	15,328,273	0.31%	3.31%
2003	0.00%	1,437,097	8.405176	12,079,053	0.00%	23.06%
2002	0.00%	972,361	6.830333	6,641,549	0.02%	-21.30%

W&R Target Funds, Inc. – High Income Portfolio
2006	0.00%	344,698	16.044215	5,530,409	7.63%	10.26%
2005	0.00%	314,526	14.550714	4,576,578	8.07%	2.54%
2004	0.00%	281,156	14.189601	3,989,491	7.82%	9.86%
2003	0.00%	218,833	12.915738	2,826,390	9.62%	19.74%
2002	0.00%	129,758	10.786828	1,399,677	12.82%	-2.02%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – International Growth Portfolio
2006	0.00%	368,214	$12.971313	$4,776,219	0.64%	20.99%
2005	0.00%	349,502	10.721355	3,747,135	2.42%	16.47%
2004	0.00%	305,342	9.204986	2,810,669	0.72%	14.00%
2003	0.00%	262,213	8.074653	2,117,279	1.98%	24.90%
2002	0.00%	187,574	6.465064	1,212,678	0.65%	-18.15%

W&R Target Funds, Inc. – International Value Portfolio
2006	0.00%	135,698	19.132236	2,596,206	2.37%	29.62%
2005	0.00%	87,390	14.760810	1,289,947	2.95%	11.16%
2004	0.00%	33,454	13.278601	444,222	2.94%	22.68%
2003	0.00%	124	10.824073	1,342	10.65%	8.24%	11/21/03

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.00%	123,102	12.947999	1,593,925	3.83%	3.96%
2005	0.00%	111,282	12.454645	1,385,978	3.84%	1.68%
2004	0.00%	78,084	12.248689	956,427	2.87%	1.61%
2003	0.00%	63,722	12.054200	768,118	3.05%	3.16%
2002	0.00%	34,161	11.685285	399,181	4.08%	5.43%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	0.00%	62,844	15.915113	1,000,169	0.00%	12.26%
2005	0.00%	38,126	14.176497	540,493	0.00%	20.87%
2004	0.00%	17,316	11.729102	203,101	0.00%	10.05%
2003	0.00%	101	10.657894	1,076	0.00%	6.58%	11/21/03

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	0.00%	82,972	12.401416	1,028,970	0.56%	8.56%
2005	0.00%	25,918	11.423889	296,084	0.00%	14.24%	06/01/05

W&R Target Funds, Inc. – Money Market Portfolio
2006	0.00%	156,676	11.393726	1,785,123	4.17%	4.32%
2005	0.00%	145,160	10.922141	1,585,458	2.53%	2.49%
2004	0.00%	104,152	10.656792	1,109,926	0.72%	0.69%
2003	0.00%	78,441	10.583415	830,174	0.57%	0.52%
2002	0.00%	133,242	10.529172	1,402,928	1.45%	1.14%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	0.00%	52,984	11.217790	594,363	5.55%	4.77%
2005	0.00%	37,434	10.706622	400,792	7.09%	2.00%
2004	0.00%	4,840	10.497120	50,806	7.30%	4.97%	05/03/04

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.00%	90,590	19.126109	1,732,634	0.97%	30.08%
2005	0.00%	50,880	14.702801	748,079	2.31%	10.83%
2004	0.00%	12,120	13.266020	160,784	3.03%	32.66%	05/03/04

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	0.00%	954,284	12.470902	11,900,782	0.00%	7.87%
2005	0.00%	874,698	11.560759	10,112,173	0.00%	17.24%
2004	0.00%	782,100	9.860415	7,711,831	0.00%	16.25%
2003	0.00%	622,777	8.482074	5,282,441	0.00%	30.46%
2002	0.00%	398,372	6.501829	2,590,147	0.00%	-23.99%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	0.00%	776,382	14.240650	11,056,184	0.00%	5.05%
2005	0.00%	767,544	13.555564	10,404,492	0.00%	12.88%
2004	0.00%	751,440	12.008612	9,023,751	0.00%	14.29%
2003	0.00%	643,039	10.506816	6,756,292	0.00%	35.77%
2002	0.00%	437,696	7.738796	3,387,240	0.00%	-21.79%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	0.00%	114,326	15.234712	1,741,724	0.17%	16.84%
2005	0.00%	85,404	13.038481	1,113,538	0.00%	4.15%
2004	0.00%	42,020	12.519028	526,050	0.00%	15.02%
2003	0.00%	10	10.884196	109	0.00%	8.84%	11/21/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Value Portfolio
2006	0.00%	577,038	$15.600969	$9,002,352	1.19%	16.88%
2005	0.00%	547,120	13.347788	7,302,842	1.51%	4.42%
2004	0.00%	486,556	12.782454	6,219,380	1.21%	14.70%
2003	0.00%	388,841	11.144045	4,333,262	0.68%	25.11%
2002	0.00%	279,716	8.907366	2,491,533	1.28%	-12.69%

Contract Owners’ Equity

Contract Owners’ Equity Total By Year

2006	$123,128,108

2005	$99,004,483

2004	$78,178,504

2003	$57,984,931

2002	$34,036,218

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company

    and Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

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